Financial Income and Expenses - Summary of Financial Revenues and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Interest finance leases	€ 150	€ 217	€ 260
Interest on overdrafts and other finance costs	33	21	19
Interest on RCAs	14	17	18
Foreign Exchange differences	0	0	136
Finance expenses	198	255	434
Finance income on the net investment in lease	11	26	46
Interest income bank account	1	1	5
Foreign Exchange differences	173	5	0
Other financial income	0	112	166
Finance income	185	144	217
Net Financial result	€ (13)	€ (111)	€ (217)